                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
                          (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
  (Address of principal executive offices)                (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                    COUPON       MATURITY
THOUSANDS                                                                                     RATE          DATE          VALUE
---------                                                                                  ----------    -----------   ------------

           TAX-EXEMPT MUNICIPAL BONDS  (161.4%)
           ALASKA  (5.4%)
  $1,400   Alaska Industrial Development & Export Authority, Snettisham
           Hydroelectric 1st Ser (AMT) (Ambac)                                                5.00%       01/01/27     $1,415,694
   2,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                                     0.00          06/30/11      1,715,260
                                                                                                                       -------------
                                                                                                                          3,130,954
                                                                                                                       -------------

           CALIFORNIA  (27.3%)
   4,000   Anaheim Public Financing Authority, Anajeim Electric Ser 2007-A (MBIA) **          4.50          10/01/37      3,826,120
   1,000   California, Ser 2007 (MBIA)                                                        4.25          08/01/33        922,290
   1,000   Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA)        5.00          07/01/32      1,035,610
   2,000   Golden State Tobacco Securitization Corporation, California, Enhanced
           Asset Backed Ser 2005 A (FGIC)                                                     5.00          06/01/38      2,044,740
   1,000   Los Angeles Department of Water & Power, California, Water 2004 Ser  C (MBIA)      5.00          07/01/25      1,050,930
   1,000   Los Angeles Unified School District, California, Ser 2006 F (MBIA)                 5.00          07/01/30      1,044,200
   1,000   Sacramento County Sanitation District's Financing Authority,
           California, Ser 2006 (FGIC)                                                        5.00          12/01/28      1,044,580
   1,000   San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA)                      5.00          09/01/23      1,037,680
   2,080   University of California, Ser 2007-J (FSA) **                                      4.50          05/15/31      2,024,350
   1,920   University of California, Ser 2007-J (FSA) **                                      4.50          05/15/35      1,868,630
                                                                                                                       -------------
                                                                                                                         15,899,130
                                                                                                                       -------------

           COLORADO  (3.6%)
   1,000   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)                    5.25          10/01/40      1,051,540
   1,000   Denver Convention Center Hotel Authority, Colorado,  Refg Ser 2006 (XLCA)          5.00          12/01/30      1,035,510
                                                                                                                       -------------
                                                                                                                          2,087,050
                                                                                                                       -------------

           DISTRICT OF COLUMBIA  (1.8%)
   1,000   District of Columbia Ballpark, Ser 2006 B-1 (FGIC)                                 5.00          02/01/31      1,036,780
                                                                                                                       -------------

           FLORIDA  (14.7%)
   1,000   Broward County Educational Facilities Authority, Florida, Nova
           Southeastern University Ser 2006 (AGC)                                             5.00          04/01/31      1,030,070
   3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)                        5.00          07/01/26      3,064,740
   1,500   Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)                          5.25          10/01/19      1,569,765
   2,000   Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)                               5.75          09/01/25      2,117,600
   1,000   Miami-Dade County, Florida, Ser 2005 A (MBIA)                                      0.00  #       10/01/30        759,300
                                                                                                                       -------------
                                                                                                                          8,541,475
                                                                                                                       -------------

           GEORGIA  (3.6%)
   2,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                                  5.25          10/01/22      2,088,400
                                                                                                                       -------------

           HAWAII  (3.6%)
   2,000   Hawaii, Ser 2001 (FGIC)                                                            5.375         08/01/18      2,098,840
                                                                                                                       -------------

           ILLINOIS  (16.6%)
   1,500   Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)                         5.00          01/01/24      1,547,280
   2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT)             5.375         01/01/32      2,061,160
           (Ambac)
   1,000   Illinois Finance Authority, Swedish American Hospital Ser 2004                     5.00          11/15/31      1,026,650
           (Ambac)
   2,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)                    5.50          01/01/15      2,191,500
   1,400   Illinois, Ser 2000 (MBIA)                                                          5.75          12/01/17      1,482,432
   1,300   Illinois, Ser 2000 (MBIA)                                                          5.75          12/01/18      1,372,124
                                                                                                                       -------------
                                                                                                                          9,681,146
                                                                                                                       -------------

           MASSACHUSETTS (3.5%)
   2,000   Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A (MBIA) **        5.00          01/01/37      2,021,430
                                                                                                                       -------------

           MICHIGAN  (2.7%)
   1,500   Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
            Refg Ser 2002 D (AMT) (FGIC)                                                      5.50          12/01/17      1,585,980
                                                                                                                       -------------

           MINNESOTA (1.8%)
   1,000   Minneapolis Health Care Systems, Minnesota, Fairview Health 2005 Ser D (Ambac)     5.00          11/15/30      1,035,960
                                                                                                                       -------------

           NEVADA (3.5%)
   2,000   Nevada Department of Business & Industry, Las Vegas Monorail 1st
           Tier Ser 2000 (Ambac)                                                              5.375         01/01/40      2,049,700
                                                                                                                       -------------

           NEW HAMPSHIRE (0.9%)
     495   New Hampshire Health & Education Facilities Authority, University of
           New Hampshire Ser 2001 (Ambac)                                                     5.125         07/01/33        513,350
                                                                                                                       -------------

           NEW JERSEY  (1.2%)
     705   New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000
            CC (AMT) (MBIA)                                                                   5.875         10/01/31        715,836
                                                                                                                       -------------

           NEW MEXICO (1.8%)
   1,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac)                   5.25          05/15/17      1,024,270
                                                                                                                       -------------

           NEW YORK (27.0%)
   4,000   Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA) **                      3.61          02/15/47      3,815,460
   1,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)                          5.00          09/01/34      1,031,720
   1,000   Metropolitan Transportation Authority, New York, State  Service
           Contract Refg Ser 2002 A (MBIA)                                                    5.50          01/01/20      1,067,000
   2,000   Metropolitan Transportation Authority, New York, State Service
           Contract Refg Ser 2002 B (MBIA)                                                    5.50          07/01/20      2,135,840
   1,145   New York City Industrial Development Agency, New York, Queens
           Baseball Stadium Ser 2006 (Ambac)                                                  5.00          01/01/31      1,194,315
   1,000   New York City Industrial Development Agency, Yankee Stadium Ser
           2006 (FGIC)                                                                        5.00          03/01/46      1,029,690
   2,000   New York State Dormitory Authority, Memorial Sloan Kettering 2003
           Ser I (MBIA)                                                                       5.00          07/01/24      2,073,860
   2,315   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                       6.10          11/01/15      2,342,363
   1,000   Port Authority of New York & New Jersey, Cons 121 Ser (MBIA) ##                    5.125         10/15/30      1,012,190
                                                                                                                       -------------
                                                                                                                         15,702,438
                                                                                                                       -------------

           NORTH CAROLINA  (1.7%)
   1,000   University of North Carolina, Hospitals at Chapel Hill Ser 1999 (Ambac)            5.00          02/15/24      1,022,670
                                                                                                                       -------------

           PENNSYLVANIA  (3.5%)
   2,000   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC)              5.25          03/01/18      2,060,280
                                                                                                                       -------------

           PUERTO RICO (5.4%)
   3,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)+                  5.50          10/01/32      3,161,190
                                                                                                                       -------------

           SOUTH CAROLINA  (3.5%)
   1,000   South Carolina Public Service Authority, Santee Cooper 1997 Refg Ser A  (MBIA)     5.00          01/01/29      1,013,280
   1,000   South Carolina State Public Service Authority, Santee Cooper 2006 Ser A (MBIA)     5.00          01/01/36      1,037,870
                                                                                                                       -------------
                                                                                                                          2,051,150
                                                                                                                       -------------

           TEXAS  (14.4%)
   2,000   Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)                               5.00          11/15/27      2,067,080
   2,000   Dallas-Forth Worth International Airport, Texas, Refg & Impr Ser 2001 A
           (AMT) (FGIC)                                                                       5.50          11/01/31      2,082,320
   3,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)                 5.25          05/15/23      3,182,370
   1,000   Lower Colorado River Authority, Texas, Refg 1997 Ser A (FGIC)                      5.00          05/15/25      1,026,810
                                                                                                                       -------------
                                                                                                                          8,358,580
                                                                                                                       -------------

           VIRGINIA  (6.9%)
   4,000   Norfolk, Virginia, Water Ser 1995 (MBIA)                                           5.875         11/01/20      4,020,240
                                                                                                                       -------------

           WASHINGTON  (5.2%)
     950   Grant County Public Utility District #2, Washington, Wanapum
             Hydroelectric 2005 Ser A (FGIC)                                                  5.00          01/01/34        977,522
   2,010   Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA) **               5.00          12/01/23      2,044,510
                                                                                                                       -------------
                                                                                                                          3,022,032
                                                                                                                       -------------

           WISCONSIN (1.8%)
   1,000   Wisconsin Public Power Inc, Power Supply Ser 2005 A  (Ambac)                       5.00          07/01/37      1,030,600
                                                                                                                       -------------

           TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $91,622,017)                                                           93,939,481
                                                                                                                       -------------

           SHORT-TERM INVESTMENT (a) (9.3%)
           INVESTMENT COMPANY
   5,431   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Investment Class (Cost $5,431,299)               5,431,299
                                                                                                                       -------------

  97,651   TOTAL INVESTMENTS (Cost $97,053,316)                                                                          99,370,780
                                                                                                                       -------------
           FLOATING RATE NOTES RELATED TO SECURITIES HELD (-20.6%)
 (12,010)  Notes with interest rates ranging from 4.88% to 8.66% at July 31, 2007 and contractual maturities of collateral ranging from 12/01/23 to 02/15/47 ++(b)
            (Cost (12,010,000))                                                                                         (12,010,000)
                                                                                                                       -------------

  85,641   TOTAL NET INVESTMENTS (Cost $85,043,316) (c) (d)                                                150.1         87,360,780

           OTHER ASSETS IN EXCESS OF LIABILITES                                                              1.4            840,751

           PREFERRED SHARES OF BENEFICIAL INTEREST                                                         (51.5)       (30,000,000)
                                                                                                                       -------------

           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                    100.0%       $58,201,531
                                                                                                                       =============

_________________
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT    Alternative Minimum Tax.

   COPs   Certificates of Participation.

   ETM    Escrowed to Maturity.

    +     A portion of this security has been physically segregated in connection with open futures contracts in the amount of $33,250.

    ++    Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at July 31, 2007.

    **    Underlying securities related to inverse floaters entered into by the
          Trust.

    #     Currently a zero coupon security, will convert to 5.00% on April 1,
          2014.

    ##    Joint exemption in locations shown.

   (a)    The Trust invests in Morgan Stanley Institutional Liquidity Tax Exempt
          Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the Advisory and administrative services fees paid by Morgan Stanley Institutional
          Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity
          Tax-Exempt Portfolio - Institutional Class. Income distributions earned by the Trust totaled $18,004, for the period ended July 31,
          2007.

   (b)    Floating Rate Note Obligations Related to Securities Held - The Trust
          enters into transactions in which it transfers to Dealer Trusts
          ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer
          Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the
          Trust (inverse floating rate investments) include the right of the
          Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At
          July 31, 2007, Trust investments with a value of $15,600,500 are held by the Dealer Trust and serve as collateral for the $12,010,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of
          Investments".

   (c)    Securities have been designated as collateral in an amount equal to
          $3,770,449 in connection with open futures contracts and an open swap contract.

   (d)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,930,474 and the aggregate gross unrealized depreciation is $613,010 resulting in net unrealized appreciation of
          $2,317,464.

Bond Insurance:

   AGC    Assured Guaranty Corporation.

  Ambac   Ambac Assurance Corporation.

   FGIC   Financial Guaranty Insurance Company.

   FSA    Financial Security Assurance Inc.

   MBIA   Municipal Bond Investors Assurance Corporation.

   XLCA   XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

    NUMBER OF       LONG/          DESCRIPTION, DELIVERY                     UNDERLYING FACE                         UNREALIZED
    CONTRACTS       SHORT              MONTH AND YEAR                        AMOUNT AT VALUE                        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

        10          Short       U.S. Treasury Bonds 20 Year,
                                       September 2007                            $1,100,625                                $ (8,858)

        25          Short       U.S. Treasury Notes 20 Year,
                                       September 2007                            (2,685,547)                                   (965)
                                                                                                                  ------------------
                                TOTAL UNREALIZED DEPRECIATION                                                              $ (9,823)
                                                                                                                  ==================

INTEREST RATE SWAP CONTRACT OPEN AT JULY 31, 2007:

                              NOTIONAL
                               AMOUNT            PAYMENTS                 PAYMENTS              TERMINATION          UNREALIZED
       COUNTERPARTY            (000)          MADE BY TRUST          RECEIVED BY TRUST             DATE             APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.           $3,000         Fixed Rate 3.79%      Floating Rate 3.85%          08/24/17              $27,254
                                                                                                                  ==================

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Insured
      Municipal Bond Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley Insured
      Municipal Bond Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5